T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.3%
INTERNET 43.5%

Internet Media/Advertising 16.5%
Alphabet, Class A (1)	79,050	93,033
Alphabet, Class C (1)	179,853	211,023
Baidu, ADR (1)	146,496	24,150
Facebook, Class A (1)	2,132,800	355,517
Sea, ADR (1)	1,587,593	37,340
Tencent Holdings (HKD)	4,989,500	229,456
		950,519
Internet Retail 21.1%
Alibaba Group Holding, ADR (1)	1,774,934	323,837
Altaba (1)(2)	839,300	62,209
Amazon. com (1)	453,000	806,680
Duluth Holdings, Class B (1)(3)	981,000	23,387
Farfetch, Class A (1)	214,849	5,781
		1,221,894
Internet Services 5.9%
ANGI Homeservices, Class A (1)(3)	2,093,368	32,322
Booking Holdings (1)	124,072	216,494
Ctrip. com International, ADR (1)	1,773,000	77,462
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(4)(5)	186,860	1,241
Redfin (1)(3)	657,781	13,333
Uber Technologies, Class A, Acquisition Date: 1/16/18,
Cost $188 (1)(4)(5)	5,698	278
		341,130
Total Internet		2,513,543
IT SERVICES 6.5%

IT Services 1.6%
Amadeus IT Group (EUR)	203,439	16,306
Equinix, REIT	168,056	76,156
		92,462

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)

Processors 4.9%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $67,333 (1)(4)(5)	12,002,332	67,333
PayPal Holdings (1)	1,875,000	194,700
StoneCo, Class A (1)(3)	541,520	22,262
		284,295
Total IT Services		376,757
MEDIA 14.9%

Cable/Satellite 9.3%
Charter Communications, Class A (1)	364,809	126,556
Comcast, Class A	5,703,400	228,022
Liberty Broadband, Class C (1)	756,416	69,394
Liberty Global, Series C (1)	4,144,521	100,339
Liberty Latin America, Class C (1)	665,156	12,937
		537,248
Media & Entertainment 5.6%
Altice Europe, Class A (EUR) (1)(3)	1,372,969	3,608
Altice Europe, Class B (EUR) (1)	753,985	1,970
Altice USA, Class A	1,981,955	42,572
Central European Media Enterprises, Class A (1)	1,756,526	6,991
Fox, Class A (1)(3)	145,033	5,324
Netflix (1)	664,180	236,820
Tencent Music Entertainment Group, ADR (1)(3)	623,309	11,282
Walt Disney (3)	144,810	16,078
		324,645
Total Media		861,893
SEMICONDUCTORS 1.2%

Digital Semiconductors 1.2%
NVIDIA	162,900	29,250
QUALCOMM	747,260	42,616
Total Semiconductors		71,866

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
SOFTWARE 7.9%
Applications Software 3.1%
Atlassian, Class A (1)	739,599	83,123
Avalara (1)	71,873	4,010
Ceridian HCM Holding (1)(3)	349,528	17,931
salesforce. com (1)	190,900	30,233
Workday, Class A (1)(3)	216,100	41,675
		176,972
Enterprise Software 1.0%
Anaplan (1)(3)	147,364	5,800
Coupa Software (1)(3)	593,193	53,969
		59,769
Infrastructure Software 0.7%
Microsoft	322,400	38,024
		38,024
Software & Services 0.0%
Toast, Acquisition Date: 11/14/18, Cost $558 (1)(4)(5)	20,287	554
		554
Systems Software 3.1%
Pagerduty, Acquisition Date: 9/28/18, Cost $528 (1)(4)(5)	32,577	528
ServiceNow (1)(3)	432,549	106,619
VeriSign (1)	407,300	73,949
		181,096
Total Software		456,415
TELECOM SERVICES 22.3%
European Telecom 1.1%
Iliad (EUR)	251,633	25,284
Vodafone Group (GBP)	23,053,796	42,010
		67,294
Towers 14.3%
American Tower, REIT	1,872,500	368,995
Crown Castle International, REIT	2,389,468	305,852
Sarana Menara Nusantara (IDR)	411,976,500	22,728

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)

SBA Communications, REIT (1)	646,300	129,040
		826,615
U. S. Wireless 6.9%
T-Mobile US (1)	3,795,196	262,248
Verizon Communications	2,279,676	134,797
		397,045
Total Telecom Services		1,290,954
Total Common Stocks (Cost $2,211,831)		5,571,428

CONVERTIBLE PREFERRED STOCKS 1.7%
INTERNET 1.0%

Internet Services 1.0%
Airbnb, Series D, Acquisition Date: 4/16/14,
Cost $5,109 (1)(4)(5)	125,499	14,563
Airbnb, Series E, Acquisition Date: 7/14/15, Cost $3,047 (1)(4)(5)	32,734	3,799
Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (1)(4)(5)	560,560	3,722
Uber Technologies, Series A, Acquisition Date: 1/16/18,
Cost $27 (1)(4)(5)	812	40
Uber Technologies, Series B, Acquisition Date: 1/16/18,
Cost $72 (1)(4)(5)	2,178	106
Uber Technologies, Series C-1, Acquisition Date: 1/16/18,
Cost $19 (1)(4)(5)	576	28
Uber Technologies, Series C-2, Acquisition Date: 1/16/18,
Cost $15 (1)(4)(5)	466	23
Uber Technologies, Series C-3, Acquisition Date: 1/16/18,
Cost $— (1)(4)(5)	5	—
Uber Technologies, Series D, Acquisition Date: 1/16/18,
Cost $17 (1)(4)(5)	518	25
Uber Technologies, Series E, Acquisition Date: 12/5/14 -
1/16/18, Cost $6,581 (1)(4)(5)	197,521	9,634
Uber Technologies, Series G, Acquisition Date: 12/3/15,
Cost $7,293 (1)(4)(5)	149,523	7,293
Uber Technologies, Series G-1, Acquisition Date: 1/16/18,
Cost $61 (1)(4)(5)	1,250	61
Uber Technologies, Series Seed, Acquisition Date: 1/16/18,
Cost $69 (1)(4)(5)	2,079	101
Vroom, Series F, Acquisition Date: 6/30/17 - 11/27/17, Cost
$11,025 (1)(4)(5)	646,332	11,602

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

		Shares	$ Value
	(Cost and value in $000s)
	Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15,
Cost $	3,572 (1)(4)(5)	130,241	6,250
	Total Internet		57,247
	SOFTWARE 0.7%
	Applications Software 0.4%
	Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $	12,596 (1)(4)(5)	136,323	12,597
	Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost $	3,508 (1)(4)(5)	1,528,887	3,761
	Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $	5,712 (1)(4)(5)	181,211	5,712
	Slack Technologies, Series H, Acquisition Date: 8/17/18,
Cost $	3,595 (1)(4)(5)	301,988	3,595
			25,665
	Software & Services 0.2%
	Toast, Series D, Acquisition Date: 6/27/18, Cost $6,343 (1)(4)(5)	366,515	10,006
			10,006
	Systems Software 0.1%
	Pagerduty, Series D, Acquisition Date: 8/24/18 - 9/28/18, Cost
	$4,412 (1)(4)(5)	258,466	4,411
			4,411
	Total Software		40,082
	Total Convertible Preferred Stocks (Cost $77,273)		97,329

SHORT	-TERM INVESTMENTS 1.9%
	Money Market Funds 1.9%
	T. Rowe Price Treasury Reserve Fund, 2.49% (6)(7)	109,411,438	109,412
	Total Short-Term Investments (Cost $109,412)		109,412

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.4%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 2.60% (6)(7)	271,848	2,718
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		2,718
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 3.3%
Short-Term Funds 3.3%
T. Rowe Price Short-Term Fund, 2.60% (6)(7)	19,271,376	192,714
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		192,714
Total Securities Lending Collateral (Cost $195,432)		195,432

Total Investments in Securities 103.3%
(Cost $2,593,948)		$5,973,601
Other Assets Less Liabilities (3.3)%		(192,704)
Net Assets 100.0%		$5,780,897

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Organized as a closed-end management investment company.
(3) All or a portion of this security is on loan at March 31, 2019.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $167,263 and represents 2.9% of net assets.
(5) Level 3 in fair value hierarchy.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound
HKD Hong Kong Dollar

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

IDR Indonesian Rupiah
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund		$—		$—	$525
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$525+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Treasury
Reserve Fund	$13,108		¤	¤ $	109,412
T. Rowe Price Short-Term
Fund	119,790		¤	¤	195,432
					$304,844^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $525 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $304,844.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Communications & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$5,160,132$	341,362$	69,934$	5,571,428
Convertible Preferred Stocks	—	—	97,329	97,329
Short-Term Investments	109,412	—	—	109,412
Securities Lending Collateral	195,432	—	—	195,432
Total	$5,464,976$	341,362$	167,263$	5,973,601

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $713,000 for the period ended March 31, 2019.

($000 s)		Gain
	Beginning	(Loss)		Ending
	Balance	During	Total	Balance
	1/1/19	Period Purchases		3/31/19
Investment in Securities
Common Stocks	$70,237	$(303)	$–	$69,934
Convertible
Preferred Stocks	83,717	1,016	12,596	97,329

Total	$153,954	$713	$12,596	$167,263